Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 185,636	$ 241,148
Accounting category amortized cost	36,652	49,972
Book value on the statement of financial position	222,288	291,120
Fair value	222,288	291,120
Accounting category fair value through profit and loss	0
Accounting category amortized cost	139,731	155,032
Book value on the statement of financial position	139,731	155,032
Fair value	139,731	155,032
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	6,524	7,007
Book value on the statement of financial position	6,524	7,007
Fair value	6,524	7,007
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	20,361	5,171
Book value on the statement of financial position	20,361	5,171
Fair value	20,361	5,171
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	9,268	10,703
Book value on the statement of financial position	9,268	10,703
Fair value	9,268	10,703
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	499	27,091
Book value on the statement of financial position	499	27,091
Fair value	499	27,091
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	185,636	241,148
Accounting category amortized cost	0
Book value on the statement of financial position	185,636	241,148
Fair value	185,636	241,148
Non current lease debts [Member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	71,526	75,764
Book value on the statement of financial position	71,526	75,764
Fair value	71,526	75,764
Other non current financial liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	20,030	28,836
Book value on the statement of financial position	20,030	28,836
Fair value	20,030	28,836
Current lease debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	8,329	6,696
Book value on the statement of financial position	8,329	6,696
Fair value	8,329	6,696
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	23,762	24,609
Book value on the statement of financial position	23,762	24,609
Fair value	23,762	24,609
Other Current Liabilities1 [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	13,731	19,127
Book value on the statement of financial position	13,731	19,127
Fair value	13,731	$ 19,127
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	2,354
Book value on the statement of financial position	2,354
Fair value	$ 2,354